FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Liquidity Risk (Details) - Liquidity Risk [Member] - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Financial Liabilities [Abstract]
Financial liabilities	$ 2,144,071	$ 1,989,084
Less Than or Equal to 6 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,144,071	1,989,084
6-12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,144,071	1,989,084
Trade and Other Payables [Member] | Less Than or Equal to 6 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	2,144,071	1,989,084
Trade and Other Payables [Member] | 6-12 Months [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | 1-5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	0	0
Trade and Other Payables [Member] | More Than or Equal to 5 Years [Member]
Financial Liabilities [Abstract]
Financial liabilities	$ 0	$ 0